Cover Page Document	May 02, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 02, 2024
Entity Registrant Name	DELEK US HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38142
Entity Tax Identification Number	35-2581557
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
City Area Code	615
Local Phone Number	771-6701
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	DK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001694426
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Address, Address Line One	310 Seven Springs Way